Condensed Statements of Combined Consolidated Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
REVENUES
Affiliate	$ 26,353	[1]	$ 5,562	[1]
Third-party	1,910	[1]	2,130	[1]
Total Revenues	28,263	[1]	7,692	[1]
COSTS AND EXPENSES
Operating and maintenance expenses	13,086	[1]	11,295	[1]
Depreciation and amortization expenses	2,811	[1]	2,821	[1]
General and administrative expenses	3,575	[1]	1,562	[1]
Loss on asset disposals	236	[1]	25	[1]
Total Costs and Expenses	19,708	[1]	15,703	[1]
OPERATING INCOME (LOSS)	8,555	[1]	(8,011)	[1]
Interest and financing costs, net	(511)	[1]	0	[1]
NET INCOME (LOSS)	8,044	[1]	(8,011)	[1]
Less: Loss attributable to Predecessors	(3,512)	[1]	(8,011)	[1]
Net income attributable to partners	11,556	[1]	0	[1]
Less: General partner's interest in net income	230	[1]	0	[1]
Limited partners' interest in net income	$ 11,326	[1]	$ 0	[1]
Net income per limited partner unit:
Common - basic and diluted (dollars per unit)	$ 0.37	[1]
Subordinated - basic and diluted (dollars per unit)	$ 0.37	[1]
Weighted average limited partner units outstanding:
Common units - basic (units)	15,254,890
Common units - diluted (units)	15,297,023
Subordinated units - basic and diluted (units)	15,254,890
Cash distribution per unit (dollars per unit)	$ 0.3775

[1]	Adjusted to include the historical balances of the Martinez crude oil marine terminal and the Long Beach marine terminal and related short-haul pipelines. See Notes A and B for further discussion.